Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2023	Oct. 31, 2023
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	WINS Finance Holdings Inc.
Document Period End Date	Jun. 30, 2023
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		19,837,642
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Central Index Key	0001640251
Current Fiscal Year End Date	--06-30
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Title of 12(g) Security	Ordinary Shares, par value $0.0001 per share
Entity File Number	333-204074
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1F, Building 1B
Entity Address, Address Line Two	No. 58 Jianguo Road, Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100024
Entity Address, Country	CN
Document Accounting Standard	U.S. GAAP
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Audit Alliance LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Business Contact [Member]
Document Information [Line Items]
City Area Code	646
Entity Address, Address Line One	1177 Avenue of the Americas
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	NY
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
Local Phone Number	694-8538